Employee benefit plans - Amounts in Accumulated other comprehensive income, pre-tax, that have not yet been recognized as components of net periodic benefit cost (Detail) ¥ in Millions	Mar. 31, 2018 JPY (¥)
Employee benefit plans
Net actuarial loss	¥ 84,903
Net prior service cost	(6,649)
Total	¥ 78,254